ADMINISTRATIVE EXPENSES	9 Months Ended
Sep. 30, 2024
Summary Of Expenses By Nature Administrative Expenses [abstract]
ADMINISTRATIVE EXPENSES

NOTE 27. ADMINISTRATIVE EXPENSES
The Group presented its Statement of Comprehensive Income under the by-function-of-expense method. In accordance with this method, the expenses are classified according to their function as part of the “Administrative Expenses” item.
The following table provides the additional information required on the nature of expenses and their relation to the function, as of the indicated dates:

Items	Three months as of 09.30.24	Nine months as of 09.30.24	Three months as of 09.30.23	Nine months as of 09.30.23
Compensations and Remunerations for Services	(17,090,478)	(43,101,451)	(9,529,418)	(26,926,848)
Directors and Syndics' Fees	(2,025,683)	(4,412,641)	(1,599,061)	(3,859,412)
Advertising and Publicity	(9,804,146)	(25,462,520)	(8,018,472)	(20,850,924)
Taxes	(44,147,228)	(150,860,436)	(43,721,039)	(125,292,705)
Maintenance and Repairs	(24,969,903)	(79,182,271)	(20,582,256)	(62,926,596)
Electricity and Communications	(7,818,288)	(23,126,245)	(7,144,553)	(20,654,109)
Representation and Travel Expenses	(476,028)	(1,511,375)	(334,595)	(997,935)
Stationery and Office Supplies	(856,379)	(2,367,754)	(729,819)	(1,806,668)
Rentals	(337,322)	(840,688)	(235,988)	(836,917)
Administrative Services under Contract	(34,767,721)	(91,110,004)	(25,708,798)	(77,011,842)
Security	(4,421,694)	(11,025,622)	(3,765,293)	(10,520,358)
Insurance	(1,278,637)	(4,132,036)	(927,721)	(3,192,655)
Armored Transportation Service	(8,077,070)	(21,365,327)	(9,352)	(27,628)
Others	(18,030,912)	(50,120,052)	(24,579,530)	(71,893,238)
Total	(174,101,489)	(508,618,422)	(146,885,895)	(426,797,835)